Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 65,555	$ 51,640	$ 41,985
Pension commitments	569	548	193
Leases	(4)	(12)	(54)
Impairment of assets	10	10	14
Revenue recognition	200
Other	491	604	894
Valuation allowance on deferred tax assets	(66,823)	(52,790)	(43,032)
Total	$ 0	$ 0	$ 0